Goodwill and Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill
Changes in the carrying amount of goodwill by reportable segment are as follows:

	AmeriGas Propane	UGI International	Midstream & Marketing	UGI Utilities	Total
Balance September 30, 2016	$1,978.3	$817.0	$11.6	$182.1	$2,989.0
Acquisitions	23.0	55.5	—	—	78.5
Purchase accounting adjustments	—	(1.7)	—	—	(1.7)
Foreign currency translation	—	41.4	—	—	41.4
Balance September 30, 2017	2,001.3	912.2	11.6	182.1	3,107.2
Acquisitions	4.5	54.9	—	—	59.4
Dispositions	(2.8)	—	—	—	(2.8)
Purchase accounting adjustments	—	13.6	—	—	13.6
Foreign currency translation	—	(17.0)	—	—	(17.0)
Balance September 30, 2018	$2,003.0	$963.7	$11.6	$182.1	$3,160.4

Schedule of Finite-Lived Intangible Assets
Intangible assets comprise the following at September 30:

	2018	2017
Customer relationships, noncompete agreements and other (subject to amortization)	$848.6	$817.8
Trademarks and tradenames (subject to amortization)	7.9	—
Trademarks and tradenames (not subject to amortization)	50.3	134.1
Gross carrying amount	906.8	951.9
Accumulated amortization	(393.2)	(340.2)
Intangible assets, net	$513.6	$611.7

Schedule of Indefinite-Lived Intangible Assets
Intangible assets comprise the following at September 30:

	2018	2017
Customer relationships, noncompete agreements and other (subject to amortization)	$848.6	$817.8
Trademarks and tradenames (subject to amortization)	7.9	—
Trademarks and tradenames (not subject to amortization)	50.3	134.1
Gross carrying amount	906.8	951.9
Accumulated amortization	(393.2)	(340.2)
Intangible assets, net	$513.6	$611.7